Research and Development	12 Months Ended
Dec. 31, 2023
Research and Development [Abstract]
Research and development

Note 7. Research and development

	Consolidated			Consolidated
	2023	2022	2021	2023
	AUD$	AUD$	AUD$	$

Salaries and benefits	2,106,459	2,005,506	1,688,408	1,440,818
Materials	174,260	111,856	247,948	119,194
Royalties to the OCS	9,865	6,478	(1,924)	6,747
Subcontractors	359,464	121,471	275,087	245,874
Depreciation	117,849	140,426	112,077	80,609
Other	168,928	199,570	137,004	115,546

	2,936,825	2,585,307	2,458,600	2,008,788